UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2009

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Leveraged Company Stock
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.17%
Actual		$ 1,000.00	$ 455.20	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.41%
Actual		$ 1,000.00	$ 454.80	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class B	1.96%
Actual		$ 1,000.00	$ 453.40	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.96
Class C	1.92%
Actual		$ 1,000.00	$ 453.50	$ 7.03
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Institutional Class	.91%
Actual		$ 1,000.00	$ 455.80	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Freeport-McMoRan Copper & Gold, Inc. Class B	4.1	5.3
El Paso Corp.	3.5	3.0
AES Corp.	2.9	1.6
Peabody Energy Corp.	2.6	3.1
DaVita, Inc.	2.6	1.3
Exterran Holdings, Inc.	2.6	2.9
Service Corp. International	2.4	2.0
ON Semiconductor Corp.	2.1	2.1
Overseas Shipholding Group, Inc.	2.1	2.0
Forest Oil Corp.	2.1	3.2
	27.0
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	26.4	38.5
Industrials	15.0	12.4
Consumer Discretionary	11.6	6.6
Materials	11.0	12.7
Information Technology	8.0	7.8
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 85.2%		Stocks 91.2%
	Bonds 7.3%		Bonds 1.6%
	Convertible Securities 0.4%		Convertible Securities 1.4%
	Other Investments 3.6%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 5.3%
* Foreign investments	8.6%	** Foreign investments	10.1%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.2%
Tenneco, Inc. (a)	353,300	$ 650
The Goodyear Tire & Rubber Co. (a)	255,000	1,573
TRW Automotive Holdings Corp. (a)	283,200	875
WABCO Holdings, Inc.	193,300	2,890
		5,988
Automobiles - 0.2%
Daimler AG	153,600	4,299
Diversified Consumer Services - 2.9%
Brinks Home Security Holdings, Inc. (a)	272,100	6,223
Carriage Services, Inc. Class A (a)	36,900	82
Service Corp. International	12,770,599	58,106
Stewart Enterprises, Inc. Class A	1,163,232	3,978
		68,389
Hotels, Restaurants & Leisure - 1.2%
Bally Technologies, Inc. (a)	329,640	6,655
Las Vegas Sands Corp. (a)	2,399,483	12,357
Penn National Gaming, Inc. (a)	420,164	7,836
The Steak n Shake Co. (a)(e)	253,100	1,448
		28,296
Household Durables - 1.0%
Lennar Corp. Class A (e)	516,600	3,973
Newell Rubbermaid, Inc.	2,316,600	18,718
		22,691
Leisure Equipment & Products - 0.1%
Callaway Golf Co.	455,273	3,465
Media - 2.1%
Cablevision Systems Corp. - NY Group Class A	330,300	5,295
Cinemark Holdings, Inc.	726,803	5,749
Comcast Corp. Class A	2,286,600	33,499
Gray Television, Inc.	1,348,792	445
Liberty Global, Inc. Class A (a)	263,846	3,844
LodgeNet Entertainment Corp. (a)	11,800	11
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	656
Regal Entertainment Group Class A	100	1
		49,500
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.3%
Gap, Inc.	87,400	$ 986
Sally Beauty Holdings, Inc. (a)	1,303,600	6,166
		7,152
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc. (a)	1,286,780	18,787
Hanesbrands, Inc. (a)	454,600	4,087
		22,874
TOTAL CONSUMER DISCRETIONARY		212,654
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.7%
Koninklijke Ahold NV sponsored ADR	1,124,080	13,388
Kroger Co.	286,100	6,437
Safeway, Inc.	516,200	11,062
SUPERVALU, Inc.	595,172	10,439
		41,326
Food Products - 0.9%
Corn Products International, Inc.	227,904	5,276
Darling International, Inc. (a)	1,701,070	7,808
Dean Foods Co. (a)	448,700	8,678
Kellogg Co.	15,100	660
		22,422
Personal Products - 0.3%
Revlon, Inc. (a)	1,007,783	5,956
TOTAL CONSUMER STAPLES		69,704
ENERGY - 23.9%
Energy Equipment & Services - 4.3%
Exterran Holdings, Inc. (a)	2,790,536	61,838
Hercules Offshore, Inc. (a)	1,343,641	4,998
Noble Corp.	388,700	10,553
Oil States International, Inc. (a)	103,500	1,895
Parker Drilling Co. (a)	944,929	2,003
Petroleum Geo-Services ASA (a)	739,200	2,427
Petroleum Geo-Services ASA sponsored ADR (a)	263,844	852
Precision Drilling Trust	1,029,149	5,230
Pride International, Inc. (a)	237,900	3,835
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies, Inc.	108,000	$ 1,367
Schoeller-Bleckmann Oilfield Equipment AG	256,600	6,984
		101,982
Oil, Gas & Consumable Fuels - 19.6%
Alpha Natural Resources, Inc. (a)	1,737,359	28,354
Arch Coal, Inc.	311,745	4,735
CONSOL Energy, Inc.	423,500	11,545
El Paso Corp. (e)	10,102,636	82,640
Forest Oil Corp. (a)	3,278,357	49,175
Frontier Oil Corp.	1,441,000	20,577
General Maritime Corp.	1,982,664	21,056
Hess Corp.	290,360	16,147
Mariner Energy, Inc. (a)	1,385,276	13,714
Nexen, Inc.	150,800	2,197
Occidental Petroleum Corp.	171,056	9,331
OPTI Canada, Inc. (a)	688,700	899
Overseas Shipholding Group, Inc.	1,386,900	49,512
Paladin Energy Ltd. (a)	849,100	1,613
Peabody Energy Corp.	2,488,892	62,222
Plains Exploration & Production Co. (a)	239,496	5,058
Ship Finance International Ltd.:
(Norway)	3,780	46
(NY Shares)	976,710	11,095
Southwestern Energy Co. (a)	200,000	6,330
Teekay Corp.	1,803,700	31,601
Teekay Tankers Ltd.	37,700	442
Valero Energy Corp.	706,500	17,041
Western Refining, Inc. (e)	537,542	6,268
Williams Companies, Inc.	924,800	13,086
		464,684
TOTAL ENERGY		566,666
FINANCIALS - 2.5%
Commercial Banks - 2.4%
Huntington Bancshares, Inc.	178,900	515
KeyCorp	3,797,262	27,644
PNC Financial Services Group, Inc.	393,000	12,780
Wells Fargo & Co.	882,580	16,681
		57,620
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
Bank of America Corp.	267,800	$ 1,762
CIT Group, Inc. (e)	221,300	617
		2,379
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (a)	27,800	310
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	3,524,314	141
TOTAL FINANCIALS		60,450
HEALTH CARE - 7.5%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	145
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	291,500	17,096
Beckman Coulter, Inc.	155,900	7,751
Covidien Ltd.	286,325	10,978
Hospira, Inc. (a)	162,700	4,051
Inverness Medical Innovations, Inc. (a)	343,292	8,400
		48,276
Health Care Providers & Services - 5.3%
Community Health Systems, Inc. (a)	1,258,215	23,453
DaVita, Inc. (a)(e)	1,317,500	61,923
Rural/Metro Corp. (a)	343,733	564
Sun Healthcare Group, Inc. (a)	794,946	9,007
Tenet Healthcare Corp. (a)	20,583,847	22,025
VCA Antech, Inc. (a)	454,800	8,559
		125,531
Health Care Technology - 0.1%
Cerner Corp. (a)(e)	89,400	3,015
TOTAL HEALTH CARE		176,967
INDUSTRIALS - 14.3%
Aerospace & Defense - 0.9%
American Science & Engineering, Inc.	158,605	12,371
Teledyne Technologies, Inc. (a)	352,300	9,819
		22,190
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	62,626	$ 230
Airlines - 1.5%
AirTran Holdings, Inc. (a)	138,500	568
AMR Corp. (a)	288,770	1,715
Delta Air Lines, Inc. (a)	4,587,327	31,653
UAL Corp.	200,000	1,888
		35,824
Building Products - 2.1%
Armstrong World Industries, Inc.	47,390	786
Masco Corp.	89,200	698
Owens Corning (a)(e)	3,628,773	48,408
Owens Corning warrants 10/31/13 (a)	193,400	309
		50,201
Commercial Services & Supplies - 4.9%
Cenveo, Inc. (a)	2,186,400	8,636
Clean Harbors, Inc. (a)	209,300	11,200
Deluxe Corp.	1,197,696	13,809
R.R. Donnelley & Sons Co.	363,600	3,545
Republic Services, Inc.	1,758,150	45,466
The Brink's Co.	272,100	7,192
Waste Management, Inc.	876,000	27,322
		117,170
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp.	206,300	689
Electrical Equipment - 1.4%
Acuity Brands, Inc.	200,000	5,374
Baldor Electric Co.	187,400	2,625
Belden, Inc.	856,834	11,190
EnerSys (a)	602,252	5,487
General Cable Corp. (a)(e)	102,300	1,684
JA Solar Holdings Co. Ltd. ADR (a)(e)	660,500	1,757
Sunpower Corp. Class B (a)	148,436	3,922
		32,039
Industrial Conglomerates - 0.3%
Tyco International Ltd.	308,425	6,483
Machinery - 1.9%
Accuride Corp. (a)	626,829	232
Badger Meter, Inc.	188,146	4,438
Cummins, Inc.	718,000	17,218
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Dynamic Materials Corp. (e)	137,838	$ 1,673
Ingersoll-Rand Co. Ltd. Class A	283,877	4,602
John Bean Technologies Corp.	17,150	166
Lindsay Corp. (e)	11,000	286
Middleby Corp. (a)(e)	581,771	13,474
Navistar International Corp. (a)	29,100	884
SPX Corp.	19,800	834
Terex Corp. (a)	35,600	422
Thermadyne Holdings Corp. (a)	5,100	18
Timken Co.	7,200	107
		44,354
Marine - 1.1%
Diana Shipping, Inc.	222,100	2,952
Genco Shipping & Trading Ltd. (e)	695,586	10,816
Golden Ocean Group Ltd.	232,800	160
Navios Maritime Holdings, Inc.	3,189,747	11,419
OceanFreight, Inc.	335,400	1,181
		26,528
Trading Companies & Distributors - 0.1%
H&E Equipment Services, Inc. (a)	3,100	21
Houston Wire & Cable Co.	440,405	3,149
		3,170
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	95,400	1,632
TOTAL INDUSTRIALS		340,510
INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR (a)	152,314	300
Motorola, Inc.	511,300	2,265
		2,565
Computers & Peripherals - 0.5%
EMC Corp. (a)	1,160,700	12,814
Electronic Equipment & Components - 2.2%
Avnet, Inc. (a)	201,400	3,992
Bell Microproducts, Inc. (a)	376,239	339
Benchmark Electronics, Inc. (a)	150,000	1,761
Cogent, Inc. (a)	891,083	10,372
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
DDi Corp. (a)	23,328	$ 79
Flextronics International Ltd. (a)	10,667,146	27,841
Merix Corp. (a)	446,225	161
SMTC Corp. (a)	343,580	182
TTM Technologies, Inc. (a)	923,631	5,569
Viasystems Group, Inc. (a)	213,790	641
Viasystems Group, Inc. (a)(h)	47,440	142
		51,079
Internet Software & Services - 0.2%
DealerTrack Holdings, Inc. (a)	117,818	1,342
VeriSign, Inc. (a)	194,300	3,752
		5,094
IT Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	20,000	917
CACI International, Inc. Class A (a)	152,000	6,863
Cognizant Technology Solutions Corp. Class A (a)	26,400	494
Global Cash Access Holdings, Inc. (a)	591,600	1,603
SAIC, Inc. (a)	326,600	6,447
		16,324
Semiconductors & Semiconductor Equipment - 2.9%
Amkor Technology, Inc. (a)	3,721,719	8,634
Cypress Semiconductor Corp. (a)	541,200	2,441
Intel Corp.	638,700	8,239
ON Semiconductor Corp. (a)	12,128,560	50,576
Spansion, Inc. Class A (a)	2,192,483	147
		70,037
Software - 0.2%
Autodesk, Inc. (a)	236,100	3,910
VMware, Inc. Class A (a)	10,700	221
		4,131
TOTAL INFORMATION TECHNOLOGY		162,044
MATERIALS - 10.5%
Chemicals - 5.0%
Albemarle Corp.	932,494	20,748
Arch Chemicals, Inc.	317,658	7,119
Ashland, Inc.	27,901	224
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Celanese Corp. Class A	4,497,730	$ 47,901
FMC Corp.	39,900	1,780
Georgia Gulf Corp. (e)	1,263,416	1,188
H.B. Fuller Co.	1,270,664	17,751
Nalco Holding Co.	1,108,800	10,877
Phosphate Holdings, Inc. (h)	192,500	1,588
Pliant Corp. (a)	119	0
Solutia, Inc. (a)	298,900	1,169
Texas Petrochemicals, Inc. (a)	93,624	398
W.R. Grace & Co. (a)	1,278,441	7,377
		118,120
Containers & Packaging - 0.5%
Packaging Corp. of America	22,170	315
Rock-Tenn Co. Class A	333,398	10,392
Sealed Air Corp.	22,800	309
Temple-Inland, Inc.	85,950	487
		11,503
Metals & Mining - 4.5%
Cliffs Natural Resources, Inc.	83,673	1,939
Compass Minerals International, Inc.	28,937	1,741
Freeport-McMoRan Copper & Gold, Inc. Class B (e)	3,859,069	97,026
Ormet Corp. (a)	500,000	175
Ormet Corp. (a)(h)	150,000	47
Reliance Steel & Aluminum Co.	150,065	3,321
United States Steel Corp.	120,000	3,604
		107,853
Paper & Forest Products - 0.5%
Domtar Corp. (a)	1,202,800	1,792
Neenah Paper, Inc.	231,700	1,559
Weyerhaeuser Co.	317,600	8,683
		12,034
TOTAL MATERIALS		249,510
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	2,771,132	2,771
PAETEC Holding Corp. (a)	1,965,903	2,654
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (e)	3,736,700	$ 12,032
Windstream Corp.	43,477	377
		17,834
Wireless Telecommunication Services - 2.5%
Centennial Communications Corp. Class A (a)	498,868	4,081
Crown Castle International Corp. (a)	1,341,100	26,178
Rogers Communications, Inc. Class B (non-vtg.)	141,176	3,982
Syniverse Holdings, Inc. (a)	1,914,473	25,960
		60,201
TOTAL TELECOMMUNICATION SERVICES		78,035
UTILITIES - 4.5%
Electric Utilities - 0.1%
Allegheny Energy, Inc.	65,600	2,181
Great Plains Energy, Inc.	7,549	144
		2,325
Gas Utilities - 0.1%
ONEOK, Inc.	103,100	3,013
Independent Power Producers & Energy Traders - 3.5%
AES Corp. (a)	8,737,479	69,113
Calpine Corp. (a)	673,800	4,993
Dynegy, Inc. Class A (a)	648,600	1,369
Mirant Corp. (a)	320,300	5,500
NRG Energy, Inc. (a)	62,300	1,455
		82,430
Multi-Utilities - 0.8%
CMS Energy Corp.	1,632,100	19,177
TOTAL UTILITIES		106,945
TOTAL COMMON STOCKS (Cost $3,949,885)		2,023,485
Preferred Stocks - 0.3%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
El Paso Corp. 4.99%	8,800	$ 6,345
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	41,100	785
TOTAL CONVERTIBLE PREFERRED STOCKS		7,130
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (f)	611	156
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00% (a)	949	3
TOTAL NONCONVERTIBLE PREFERRED STOCKS		159
TOTAL PREFERRED STOCKS (Cost $9,322)		7,289
Corporate Bonds - 7.4%
	Principal Amount (000s)
Convertible Bonds - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
ICO North America, Inc. 7.5% 8/15/09 (h)	$ 4,482	896
Nonconvertible Bonds - 7.3%
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28	2,490	286
7.4% 9/1/25	2,620	314
8.375% 7/15/33	4,380	613
		1,213
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 1.4%
MGM Mirage, Inc.:
6.625% 7/15/15	$ 2,515	$ 1,358
6.75% 9/1/12	1,280	742
6.75% 4/1/13	1,070	610
7.5% 6/1/16	3,575	1,984
7.625% 1/15/17	9,125	4,928
8.375% 2/1/11	7,455	4,175
13% 11/15/13 (f)	8,080	7,272
Six Flags Operations, Inc. 12.25% 7/15/16 (f)	14,626	8,629
Station Casinos, Inc.:
6% 4/1/12	6,660	1,265
7.75% 8/15/16	7,395	1,405
		32,368
Specialty Retail - 0.0%
Sonic Automotive, Inc. 8.625% 8/15/13	2,010	804
TOTAL CONSUMER DISCRETIONARY		34,385
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Smithfield Foods, Inc.:
7% 8/1/11	10,600	8,666
7.75% 7/1/17	650	429
		9,095
ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Chesapeake Energy Corp.:
6.5% 8/15/17	4,415	3,576
6.625% 1/15/16	10,490	8,864
6.875% 1/15/16	8,745	7,455
6.875% 11/15/20	4,580	3,664
El Paso Corp.:
7.75% 1/15/32	7,015	5,437
7.8% 8/1/31	1,535	1,197
Forest Oil Corp.:
7.25% 6/15/19	8,835	7,289
7.25% 6/15/19 (f)	1,265	1,044
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. 7.75% 6/15/15	$ 6,600	$ 5,973
Range Resources Corp.:
7.25% 5/1/18	440	398
7.5% 10/1/17	5,285	4,902
SandRidge Energy, Inc. 8% 6/1/18 (f)	2,375	1,781
Southwestern Energy Co. 7.5% 2/1/18 (f)	1,930	1,824
		53,404
FINANCIALS - 1.3%
Consumer Finance - 1.1%
Ford Motor Credit Co. LLC 7% 10/1/13	18,000	11,206
GMAC LLC:
6.75% 12/1/14 (f)	1,703	1,107
6.875% 8/28/12 (f)	876	613
7.5% 12/31/13 (f)	14,207	8,098
8% 12/31/18 (f)	12,693	5,077
		26,101
Diversified Financial Services - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (d)	6,400	4,704
TOTAL FINANCIALS		30,805
INDUSTRIALS - 0.1%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(f)	530	11
Northwest Airlines Corp. 10% 2/1/09 (a)	215	2
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	12
		25
Building Products - 0.0%
Owens Corning 7% 12/1/36	885	550
Commercial Services & Supplies - 0.1%
Cenveo Corp. 7.875% 12/1/13	2,170	1,335
TOTAL INDUSTRIALS		1,910
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 10.125% 12/15/16	$ 6,495	$ 1,104
NXP BV:
7.875% 10/15/14	6,486	1,816
9.5% 10/15/15	7,260	653
		3,573
MATERIALS - 0.3%
Chemicals - 0.1%
Chemtura Corp. 6.875% 6/1/16	4,450	1,424
Georgia Gulf Corp. 9.5% 10/15/14	2,780	417
		1,841
Metals & Mining - 0.2%
Steel Dynamics, Inc. 7.75% 4/15/16 (f)	5,730	4,527
TOTAL MATERIALS		6,368
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.:
6.875% 11/15/28	11,895	6,750
6.9% 5/1/19	8,400	5,628
		12,378
Wireless Telecommunication Services - 0.7%
Digicel Group Ltd. 8.875% 1/15/15 (f)	1,520	1,117
Nextel Communications, Inc. 7.375% 8/1/15	13,160	6,185
Sprint Nextel Corp. 6% 12/1/16	12,345	8,271
		15,573
TOTAL TELECOMMUNICATION SERVICES		27,951
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. 7.75% 10/15/15	6,595	6,133
TOTAL NONCONVERTIBLE BONDS		173,624
TOTAL CORPORATE BONDS (Cost $192,812)		174,520
Floating Rate Loans - 3.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.1%
Visteon Corp. term loan 4.426% 6/13/13 (g)	$ 8,540	$ 1,879
Automobiles - 0.2%
Ford Motor Co. term loan 5% 12/15/13 (g)	10,720	3,859
Hotels, Restaurants & Leisure - 0.2%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.0592% 6/14/13 (g)	741	357
term loan 2.6875% 6/14/14 (g)	8,777	4,235
Venetian Macau Ltd. Tranche B, term loan:
2.66% 5/26/12 (g)	644	367
2.66% 5/26/13 (g)	1,116	636
		5,595
Media - 0.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 3.4421% 3/6/14 (g)	4,987	3,790
Univision Communications, Inc. Tranche 1LN, term loan 2.6594% 9/29/14 (g)	9,155	4,806
VNU, Inc. term loan 3.8835% 8/9/13 (g)	8,857	7,152
		15,748
TOTAL CONSUMER DISCRETIONARY		27,081
CONSUMER STAPLES - 0.2%
Household Products - 0.1%
Huish Detergents, Inc. Tranche B 1LN, term loan 2.23% 4/26/14 (g)	1,322	1,110
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 5.7051% 1/15/12 (g)	4,429	3,277
TOTAL CONSUMER STAPLES		4,387
INDUSTRIALS - 0.6%
Airlines - 0.5%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.5845% 4/30/12 (g)	7,000	5,110
Tranche 2LN, term loan 3.6863% 4/30/14	13,971	6,776
		11,886
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.0%
Oshkosh Co. Tranche B, term loan 2.8862% 12/6/13 (g)	$ 595	$ 411
Trading Companies & Distributors - 0.1%
VWR Funding, Inc. term loan 2.9094% 6/29/14 (g)	3,680	2,686
TOTAL INDUSTRIALS		14,983
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.4%
Flextronics International Ltd.:
Tranche B-A, term loan 3.6811% 10/1/14 (g)	6,973	4,428
Tranche B-A1, term loan 3.3444% 10/1/14 (g)	2,004	1,272
Texas Competitive Electric Holdings Co. LLC Tranche B2, term loan 4.7518% 10/10/14 (g)	4,553	3,176
		8,876
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc. term loan 3.9313% 12/1/13 (g)	34,075	17,549
TOTAL INFORMATION TECHNOLOGY		26,425
MATERIALS - 0.2%
Chemicals - 0.2%
Celanese Holding LLC term loan 2.935% 4/2/14 (g)	2,992	2,454
Georgia Gulf Corp. term loan 7.9106% 10/3/13 (g)	4,688	2,344
		4,798
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc. term loan 3.2546% 3/13/14 (g)	10,000	7,300
TOTAL FLOATING RATE LOANS (Cost $102,325)		84,974
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	99,016,963	99,017
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	40,988,391	40,988
TOTAL MONEY MARKET FUNDS (Cost $140,005)		140,005
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $338)	29,250,000	$ 512
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $4,394,687)		2,430,785
NET OTHER ASSETS - (2.4)%		(57,265)
NET ASSETS - 100%		$ 2,373,520
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,256,000 or 1.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,674,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 8/15/08	$ 4,556
Ormet Corp.	5/14/07	$ 3,263
Phosphate Holdings, Inc.	1/25/08	$ 6,256
Viasystems Group, Inc.	2/13/04	$ 955
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,948
Fidelity Securities Lending Cash Central Fund	772
Total	$ 2,720
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,430,785	$ 2,160,738	$ 267,854	$ 2,193
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 660
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,571)
Cost of Purchases	185
Proceeds of Sales	(1)
Amortization/Accretion	-
Transfer in/out of Level 3	5,920
Ending Balance	$ 2,193

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	0.0%
BB	4.4%
B	4.3%
CCC,CC,C	1.3%
D	0.0%
Not Rated	1.0%
Equities	85.5%
Short-Term Investments and Net Other Assets	3.5%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $28,399,000 all of which will expire on July 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,604) - See accompanying schedule: Unaffiliated issuers (cost $4,254,682)	$ 2,290,780
Fidelity Central Funds (cost $140,005)	140,005
Total Investments (cost $4,394,687)		$ 2,430,785
Cash		639
Receivable for investments sold		9,364
Receivable for fund shares sold		9,413
Dividends receivable		592
Interest receivable		5,789
Distributions receivable from Fidelity Central Funds		167
Prepaid expenses		34
Other receivables		2
Total assets		2,456,785

Liabilities
Payable for investments purchased	$ 31,549
Payable for fund shares redeemed	7,874
Accrued management fee	1,300
Distribution fees payable	869
Other affiliated payables	656
Other payables and accrued expenses	29
Collateral on securities loaned, at value	40,988
Total liabilities		83,265

Net Assets		$ 2,373,520
Net Assets consist of:
Paid in capital		$ 5,058,800
Undistributed net investment income		5,912
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(727,267)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,963,925)
Net Assets		$ 2,373,520

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($992,986 ÷ 60,261 shares)	$ 16.48

Maximum offering price per share (100/94.25 of $16.48)	$ 17.49
Class T: Net Asset Value and redemption price per share ($493,975 ÷ 30,444 shares)	$ 16.23

Maximum offering price per share (100/96.50 of $16.23)	$ 16.82
Class B: Net Asset Value and offering price per share ($96,690 ÷ 6,092 shares)A	$ 15.87

Class C: Net Asset Value and offering price per share ($384,784 ÷ 24,275 shares)A	$ 15.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($405,085 ÷ 24,330 shares)	$ 16.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)

Investment Income
Dividends		$ 22,056
Interest		18,344
Income from Fidelity Central Funds		2,720
Total income		43,120

Expenses
Management fee	$ 10,666
Transfer agent fees	4,484
Distribution fees	7,175
Accounting and security lending fees	453
Custodian fees and expenses	27
Independent trustees' compensation	11
Registration fees	181
Audit	35
Legal	12
Miscellaneous	168
Total expenses before reductions	23,212
Expense reductions	(3)	23,209
Net investment income (loss)		19,911
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(698,642)
Foreign currency transactions	(51)
Total net realized gain (loss)		(698,693)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,378,691)
Assets and liabilities in foreign currencies	(23)
Total change in net unrealized appreciation (depreciation)		(2,378,714)
Net gain (loss)		(3,077,407)
Net increase (decrease) in net assets resulting from operations		$ (3,057,496)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Eight months ended July 31, 2008	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,911	$ 959	$ 23,767
Net realized gain (loss)	(698,693)	(29,475)	125,656
Change in net unrealized appreciation (depreciation)	(2,378,714)	(144,635)	240,262
Net increase (decrease) in net assets resulting from operations	(3,057,496)	(173,151)	389,685
Distributions to shareholders from net investment income	(15,385)	(19,811)	(1,638)
Distributions to shareholders from net realized gain	-	(116,235)	(10,541)
Total distributions	(15,385)	(136,046)	(12,179)
Share transactions - net increase (decrease)	(54,838)	1,397,922	2,052,798
Total increase (decrease) in net assets	(3,127,719)	1,088,725	2,430,304

Net Assets
Beginning of period	5,501,239	4,412,514	1,982,210
End of period (including undistributed net investment income of $5,912 and undistributed net investment income of $1,386 and undistributed net investment income of $23,634, respectively)	$ 2,373,520	$ 5,501,239	$ 4,412,514

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008 K

2007 M

2006 M

2005 M

2004 M

2003 M

Selected Per-Share Data
Net asset value, beginning of period	$ 36.47	$ 38.60	$ 32.99	$ 28.09	$ 24.67	$ 19.22	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.15	.05	.35 H	.11	.16 I	- J,N,O	(.05)
Net realized and unrealized gain (loss)	(20.02)	(.97)	5.47	4.95	3.69	5.88	8.25
Total from investment operations	(19.87)	(.92)	5.82	5.06	3.85	5.88	8.20
Distributions from net investment income	(.12)	(.23)	(.04)	(.07)	-	-	-
Distributions from net realized gain	-	(.98)	(.17)	(.09)	(.43)	(.43)	-
Total distributions	(.12)	(1.21) Q	(.21)	(.16) P	(.43)	(.43)	-
Net asset value, end of period	$ 16.48	$ 36.47	$ 38.60	$ 32.99	$ 28.09	$ 24.67	$ 19.22
Total Return B, C, D	(54.48)%	(2.42)%	17.74%	18.10%	15.87%	31.15%	74.41%
Ratios to Average Net Assets F, L
Expenses before reductions	1.17% A	1.12% A	1.11%	1.16%	1.20%	1.28%	1.49%
Expenses net of fee waivers, if any	1.17% A	1.12% A	1.11%	1.16%	1.20%	1.28%	1.49%
Expenses net of all reductions	1.17% A	1.12% A	1.11%	1.16%	1.17%	1.26%	1.38%
Net investment income (loss)	1.30% A	.20% A	.93% H	.37%	.62% I	.01% J,O	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 993	$ 2,288	$ 1,719	$ 736	$ 287	$ 92	$ 28
Portfolio turnover rate G	42% A	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .46%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N Amount represents less than $.01 per share. O As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. P Total distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share. Q Total distributions of $1.21 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008 K

2007 M

2006 M

2005 M

2004 M

2003 M

Selected Per-Share Data
Net asset value, beginning of period	$ 35.91	$ 38.00	$ 32.52	$ 27.72	$ 24.36	$ 19.05	$ 10.97
Income from Investment Operations
Net investment income (loss) E	.12	(.01)	.26 H	.04	.09 I	(.07) J, N	(.09)
Net realized and unrealized gain (loss)	(19.70)	(.95)	5.39	4.88	3.64	5.82	8.17
Total from investment operations	(19.58)	(.96)	5.65	4.92	3.73	5.75	8.08
Distributions from net investment income	(.10)	(.14)	-	(.03)	-	-	-
Distributions from net realized gain	-	(.98)	(.17)	(.09)	(.37)	(.44)	-
Total distributions	(.10)	(1.13) P	(.17)	(.12) O	(.37)	(.44)	-
Net asset value, end of period	$ 16.23	$ 35.91	$ 38.00	$ 32.52	$ 27.72	$ 24.36	$ 19.05
Total Return B, C, D	(54.52)%	(2.57)%	17.45%	17.80%	15.53%	30.75%	73.66%
Ratios to Average Net Assets F, L
Expenses before reductions	1.41% A	1.34% A	1.34%	1.40%	1.49%	1.61%	2.09%
Expenses net of fee waivers, if any	1.41% A	1.34% A	1.34%	1.40%	1.49%	1.61%	1.77%
Expenses net of all reductions	1.41% A	1.34% A	1.34%	1.39%	1.45%	1.58%	1.65%
Net investment income (loss)	1.07% A	(.03)% A	.70% H	.14%	.34% I	(.32)% J, N	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 494	$ 1,037	$ 895	$ 480	$ 196	$ 44	$ 16
Portfolio turnover rate G	42% A	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .18%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Total distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share. P Total distributions of $1.13 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008 K

2007 M

2006 M

2005 M

2004 M

2003 M

Selected Per-Share Data
Net asset value, beginning of period	$ 35.10	$ 37.11	$ 31.94	$ 27.32	$ 24.06	$ 18.86	$ 10.89
Income from Investment Operations
Net investment income (loss) E	.06	(.15)	.05 H	(.13)	(.05) I	(.17) J, N	(.17)
Net realized and unrealized gain (loss)	(19.25)	(.93)	5.29	4.81	3.60	5.76	8.14
Total from investment operations	(19.19)	(1.08)	5.34	4.68	3.55	5.59	7.97
Distributions from net investment income	(.04)	-	-	-	-	-	-
Distributions from net realized gain	-	(.93)	(.17)	(.06)	(.29)	(.39)	-
Total distributions	(.04)	(.93) P	(.17)	(.06)O	(.29)	(.39)	-
Net asset value, end of period	$ 15.87	$ 35.10	$ 37.11	$ 31.94	$ 27.32	$ 24.06	$ 18.86
Total Return B, C, D	(54.66)%	(2.93)%	16.79%	17.14%	14.92%	30.13%	73.19%
Ratios to Average Net Assets F, L
Expenses before reductions	1.96% A	1.92% A	1.90%	1.96%	2.01%	2.10%	2.46%
Expenses net of fee waivers, if any	1.96% A	1.92% A	1.90%	1.96%	2.01%	2.10%	2.25%
Expenses net of all reductions	1.95% A	1.92% A	1.90%	1.95%	1.98%	2.08%	2.13%
Net investment income (loss)	.52% A	(.61)% A	.14% H	(.43)%	(.18)% I	(.81)% J,N	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 97	$ 230	$ 227	$ 150	$ 92	$ 37	$ 14
Portfolio turnover rate G	42% A	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.03)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Distributions from net realized gain represent $.055 per share. P Distributions from net realized gain represent $.932 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008 K

2007 M

2006 M

2005 M

2004 M

2003 M

Selected Per-Share Data
Net asset value, beginning of period	$ 35.05	$ 37.11	$ 31.91	$ 27.28	$ 24.00	$ 18.80	$ 10.87
Income from Investment Operations
Net investment income (loss) E	.06	(.13)	.07 H	(.10)	(.03) I	(.15) J, N	(.17)
Net realized and unrealized gain (loss)	(19.22)	(.94)	5.30	4.79	3.59	5.75	8.10
Total from investment operations	(19.16)	(1.07)	5.37	4.69	3.56	5.60	7.93
Distributions from net investment income	(.04)	(.01)	-	-	-	-	-
Distributions from net realized gain	-	(.98)	(.17)	(.06)	(.28)	(.40)	-
Total distributions	(.04)	(.99) P	(.17)	(.06) O	(.28)	(.40)	-
Net asset value, end of period	$ 15.85	$ 35.05	$ 37.11	$ 31.91	$ 27.28	$ 24.00	$ 18.80
Total Return B, C, D	(54.65)%	(2.91)%	16.90%	17.20%	14.99%	30.29%	72.95%
Ratios to Average Net Assets F, L
Expenses before reductions	1.92% A	1.85% A	1.84%	1.89%	1.94%	2.02%	2.36%
Expenses net of fee waivers, if any	1.92% A	1.85% A	1.84%	1.89%	1.94%	2.02%	2.25%
Expenses net of all reductions	1.92% A	1.85% A	1.84%	1.88%	1.90%	2.00%	2.14%
Net investment income (loss)	.56% A	(.54)% A	.20% H	(.35)%	(.11)% I	(.73)% J,N	(1.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 385	$ 962	$ 850	$ 413	$ 179	$ 47	$ 21
Portfolio turnover rate G	42% A	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.95)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Distributions from net realized gain represent $.055 per share. P Total distributions of $.99 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008 J

2007 L

2006 L

2005 L

2004 L

2003 L

Selected Per-Share Data
Net asset value, beginning of period	$ 36.85	$ 39.01	$ 33.32	$ 28.34	$ 24.85	$ 19.34	$ 11.07
Income from Investment Operations
Net investment income (loss) D	.19	.12	.46 G	.21	.25 H	.07 I, M	(.01)
Net realized and unrealized gain (loss)	(20.24)	(.99)	5.51	4.98	3.71	5.92	8.28
Total from investment operations	(20.05)	(.87)	5.97	5.19	3.96	5.99	8.27
Distributions from net investment income	(.15)	(.31)	(.11)	(.13)	(.03)	-	-
Distributions from net realized gain	-	(.98)	(.17)	(.09)	(.44)	(.48)	-
Total distributions	(.15)	(1.29) O	(.28)	(.21) N	(.47)	(.48)	-
Net asset value, end of period	$ 16.65	$ 36.85	$ 39.01	$ 33.32	$ 28.34	$ 24.85	$ 19.34
Total Return B, C	(54.42)%	(2.26)%	18.06%	18.43%	16.23%	31.60%	74.71%
Ratios to Average Net Assets E, K
Expenses before reductions	.91% A	.85% A	.84%	.87%	.89%	.95%	1.40%
Expenses net of fee waivers, if any	.91% A	.85% A	.84%	.87%	.89%	.95%	1.25%
Expenses net of all reductions	.91% A	.85% A	.83%	86%	.85%	.93%	1.12%
Net investment income (loss)	1.56% A	.47% A	1.21% G	.67%	.94% H	.34% I, M	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 405	$ 985	$ 722	$ 203	$ 62	$ 24	$ 6
Portfolio turnover rate F	42% A	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .77%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .78%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .12%. J For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended November 30. M As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. N Total distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share. O Total distributions of $1.29 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 77,039
Unrealized depreciation	(2,037,676)
Net unrealized appreciation (depreciation)	$ (1,960,637)
Cost for federal income tax purposes	$ 4,391,422

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $880,473 and $724,311, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,819	$ 37
Class T	.25%	.25%	1,673	-
Class B	.75%	.25%	716	537
Class C	.75%	.25%	2,967	964
			$ 7,175	$ 1,538

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 340
Class T	42
Class B*	272
Class C*	168
$ 822

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,913.26
Class T	821.24
Class B	211.29
Class C	763.26
Institutional Class	776.25
	$ 4,484

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $772.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Eight months ended July 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 7,368	$ 10,327	$ 923
Class T	3,046	3,392	-
Class B	272	-	-
Class C	1,100	237	-
Institutional Class	3,599	5,855	715
Total	$ 15,385	$ 19,811	$ 1,638

From net realized gain
Class A	$ -	$ 45,096	$ 3,924
Class T	-	23,692	2,503
Class B	-	5,742	806
Class C	-	22,899	2,242
Institutional Class	-	18,806	1,066
Total	$ -	$ 116,235	$ 10,541

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

Shares
	Six months ended January 31, 2009	Eight months ended July 31, 2008	Year ended November 30, 2007
Class A
Shares sold	15,155	26,418	29,461
Reinvestment of distributions	411	1,374	131
Shares redeemed	(18,054)	(9,591)	(7,360)
Net increase (decrease)	(2,486)	18,201	22,232
Class T
Shares sold	8,673	11,305	15,159
Reinvestment of distributions	174	696	71
Shares redeemed	(7,280)	(6,676)	(6,440)
Net increase (decrease)	1,567	5,325	8,790
Class B
Shares sold	702	1,221	2,412
Reinvestment of distributions	14	137	21
Shares redeemed	(1,170)	(918)	(1,021)
Net increase (decrease)	(454)	440	1,412
Class C
Shares sold	3,791	7,689	12,568
Reinvestment of distributions	50	473	50
Shares redeemed	(7,001)	(3,624)	(2,675)
Net increase (decrease)	(3,160)	4,538	9,943
Institutional Class
Shares sold	9,456	13,594	16,169
Reinvestment of distributions	160	481	28
Shares redeemed	(12,002)	(5,870)	(3,772)
Net increase (decrease)	(2,386)	8,205	12,425

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

Dollars
	Six months ended January 31, 2009	Eight months ended July 31, 2008	Year ended November 30, 2007
Class A
Shares sold	$ 379,133	$ 993,479	$ 1,112,890
Reinvestment of distributions	6,815	50,970	4,411
Shares redeemed	(398,616)	(350,863)	(275,333)
Net increase (decrease)	$ (12,668)	$ 693,586	$ 841,968
Class T
Shares sold	$ 190,638	$ 420,190	$ 555,578
Reinvestment of distributions	2,847	25,423	2,360
Shares redeemed	(157,852)	(239,946)	(238,342)
Net increase (decrease)	$ 35,633	$ 205,667	$ 319,596
Class B
Shares sold	$ 17,675	$ 44,601	$ 87,168
Reinvestment of distributions	232	4,879	692
Shares redeemed	(24,957)	(32,245)	(36,506)
Net increase (decrease)	$ (7,050)	$ 17,235	$ 51,354
Class C
Shares sold	$ 91,829	$ 281,143	$ 456,219
Reinvestment of distributions	800	16,861	1,633
Shares redeemed	(140,348)	(126,975)	(95,923)
Net increase (decrease)	$ (47,719)	$ 171,029	$ 361,929
Institutional Class
Shares sold	$ 229,039	$ 512,431	$ 618,313
Reinvestment of distributions	2,670	18,027	941
Shares redeemed	(254,743)	(220,053)	(141,303)
Net increase (decrease)	$ (23,034)	$ 310,405	$ 477,951

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSF-USAN-0309
1.786797.106

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Leveraged Company Stock
Fund - Institutional Class

Semiannual Report

January 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 to January 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Expenses Paid During Period* August 1, 2008 to January 31, 2009
Class A	1.17%
Actual		$ 1,000.00	$ 455.20	$ 4.29
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class T	1.41%
Actual		$ 1,000.00	$ 454.80	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class B	1.96%
Actual		$ 1,000.00	$ 453.40	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.96
Class C	1.92%
Actual		$ 1,000.00	$ 453.50	$ 7.03
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Institutional Class	.91%
Actual		$ 1,000.00	$ 455.80	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Freeport-McMoRan Copper & Gold, Inc. Class B	4.1	5.3
El Paso Corp.	3.5	3.0
AES Corp.	2.9	1.6
Peabody Energy Corp.	2.6	3.1
DaVita, Inc.	2.6	1.3
Exterran Holdings, Inc.	2.6	2.9
Service Corp. International	2.4	2.0
ON Semiconductor Corp.	2.1	2.1
Overseas Shipholding Group, Inc.	2.1	2.0
Forest Oil Corp.	2.1	3.2
	27.0
Top Five Market Sectors as of January 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	26.4	38.5
Industrials	15.0	12.4
Consumer Discretionary	11.6	6.6
Materials	11.0	12.7
Information Technology	8.0	7.8
Asset Allocation (% of fund's net assets)
As of January 31, 2009 *		As of July 31, 2008 **
	Stocks 85.2%		Stocks 91.2%
	Bonds 7.3%		Bonds 1.6%
	Convertible Securities 0.4%		Convertible Securities 1.4%
	Other Investments 3.6%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets 3.5%		Short-Term Investments and Net Other Assets 5.3%
* Foreign investments	8.6%	** Foreign investments	10.1%

Semiannual Report

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.2%
Tenneco, Inc. (a)	353,300	$ 650
The Goodyear Tire & Rubber Co. (a)	255,000	1,573
TRW Automotive Holdings Corp. (a)	283,200	875
WABCO Holdings, Inc.	193,300	2,890
		5,988
Automobiles - 0.2%
Daimler AG	153,600	4,299
Diversified Consumer Services - 2.9%
Brinks Home Security Holdings, Inc. (a)	272,100	6,223
Carriage Services, Inc. Class A (a)	36,900	82
Service Corp. International	12,770,599	58,106
Stewart Enterprises, Inc. Class A	1,163,232	3,978
		68,389
Hotels, Restaurants & Leisure - 1.2%
Bally Technologies, Inc. (a)	329,640	6,655
Las Vegas Sands Corp. (a)	2,399,483	12,357
Penn National Gaming, Inc. (a)	420,164	7,836
The Steak n Shake Co. (a)(e)	253,100	1,448
		28,296
Household Durables - 1.0%
Lennar Corp. Class A (e)	516,600	3,973
Newell Rubbermaid, Inc.	2,316,600	18,718
		22,691
Leisure Equipment & Products - 0.1%
Callaway Golf Co.	455,273	3,465
Media - 2.1%
Cablevision Systems Corp. - NY Group Class A	330,300	5,295
Cinemark Holdings, Inc.	726,803	5,749
Comcast Corp. Class A	2,286,600	33,499
Gray Television, Inc.	1,348,792	445
Liberty Global, Inc. Class A (a)	263,846	3,844
LodgeNet Entertainment Corp. (a)	11,800	11
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	656
Regal Entertainment Group Class A	100	1
		49,500
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.3%
Gap, Inc.	87,400	$ 986
Sally Beauty Holdings, Inc. (a)	1,303,600	6,166
		7,152
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc. (a)	1,286,780	18,787
Hanesbrands, Inc. (a)	454,600	4,087
		22,874
TOTAL CONSUMER DISCRETIONARY		212,654
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.7%
Koninklijke Ahold NV sponsored ADR	1,124,080	13,388
Kroger Co.	286,100	6,437
Safeway, Inc.	516,200	11,062
SUPERVALU, Inc.	595,172	10,439
		41,326
Food Products - 0.9%
Corn Products International, Inc.	227,904	5,276
Darling International, Inc. (a)	1,701,070	7,808
Dean Foods Co. (a)	448,700	8,678
Kellogg Co.	15,100	660
		22,422
Personal Products - 0.3%
Revlon, Inc. (a)	1,007,783	5,956
TOTAL CONSUMER STAPLES		69,704
ENERGY - 23.9%
Energy Equipment & Services - 4.3%
Exterran Holdings, Inc. (a)	2,790,536	61,838
Hercules Offshore, Inc. (a)	1,343,641	4,998
Noble Corp.	388,700	10,553
Oil States International, Inc. (a)	103,500	1,895
Parker Drilling Co. (a)	944,929	2,003
Petroleum Geo-Services ASA (a)	739,200	2,427
Petroleum Geo-Services ASA sponsored ADR (a)	263,844	852
Precision Drilling Trust	1,029,149	5,230
Pride International, Inc. (a)	237,900	3,835
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies, Inc.	108,000	$ 1,367
Schoeller-Bleckmann Oilfield Equipment AG	256,600	6,984
		101,982
Oil, Gas & Consumable Fuels - 19.6%
Alpha Natural Resources, Inc. (a)	1,737,359	28,354
Arch Coal, Inc.	311,745	4,735
CONSOL Energy, Inc.	423,500	11,545
El Paso Corp. (e)	10,102,636	82,640
Forest Oil Corp. (a)	3,278,357	49,175
Frontier Oil Corp.	1,441,000	20,577
General Maritime Corp.	1,982,664	21,056
Hess Corp.	290,360	16,147
Mariner Energy, Inc. (a)	1,385,276	13,714
Nexen, Inc.	150,800	2,197
Occidental Petroleum Corp.	171,056	9,331
OPTI Canada, Inc. (a)	688,700	899
Overseas Shipholding Group, Inc.	1,386,900	49,512
Paladin Energy Ltd. (a)	849,100	1,613
Peabody Energy Corp.	2,488,892	62,222
Plains Exploration & Production Co. (a)	239,496	5,058
Ship Finance International Ltd.:
(Norway)	3,780	46
(NY Shares)	976,710	11,095
Southwestern Energy Co. (a)	200,000	6,330
Teekay Corp.	1,803,700	31,601
Teekay Tankers Ltd.	37,700	442
Valero Energy Corp.	706,500	17,041
Western Refining, Inc. (e)	537,542	6,268
Williams Companies, Inc.	924,800	13,086
		464,684
TOTAL ENERGY		566,666
FINANCIALS - 2.5%
Commercial Banks - 2.4%
Huntington Bancshares, Inc.	178,900	515
KeyCorp	3,797,262	27,644
PNC Financial Services Group, Inc.	393,000	12,780
Wells Fargo & Co.	882,580	16,681
		57,620
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.1%
Bank of America Corp.	267,800	$ 1,762
CIT Group, Inc. (e)	221,300	617
		2,379
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (a)	27,800	310
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	3,524,314	141
TOTAL FINANCIALS		60,450
HEALTH CARE - 7.5%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	122,038	145
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	291,500	17,096
Beckman Coulter, Inc.	155,900	7,751
Covidien Ltd.	286,325	10,978
Hospira, Inc. (a)	162,700	4,051
Inverness Medical Innovations, Inc. (a)	343,292	8,400
		48,276
Health Care Providers & Services - 5.3%
Community Health Systems, Inc. (a)	1,258,215	23,453
DaVita, Inc. (a)(e)	1,317,500	61,923
Rural/Metro Corp. (a)	343,733	564
Sun Healthcare Group, Inc. (a)	794,946	9,007
Tenet Healthcare Corp. (a)	20,583,847	22,025
VCA Antech, Inc. (a)	454,800	8,559
		125,531
Health Care Technology - 0.1%
Cerner Corp. (a)(e)	89,400	3,015
TOTAL HEALTH CARE		176,967
INDUSTRIALS - 14.3%
Aerospace & Defense - 0.9%
American Science & Engineering, Inc.	158,605	12,371
Teledyne Technologies, Inc. (a)	352,300	9,819
		22,190
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	62,626	$ 230
Airlines - 1.5%
AirTran Holdings, Inc. (a)	138,500	568
AMR Corp. (a)	288,770	1,715
Delta Air Lines, Inc. (a)	4,587,327	31,653
UAL Corp.	200,000	1,888
		35,824
Building Products - 2.1%
Armstrong World Industries, Inc.	47,390	786
Masco Corp.	89,200	698
Owens Corning (a)(e)	3,628,773	48,408
Owens Corning warrants 10/31/13 (a)	193,400	309
		50,201
Commercial Services & Supplies - 4.9%
Cenveo, Inc. (a)	2,186,400	8,636
Clean Harbors, Inc. (a)	209,300	11,200
Deluxe Corp.	1,197,696	13,809
R.R. Donnelley & Sons Co.	363,600	3,545
Republic Services, Inc.	1,758,150	45,466
The Brink's Co.	272,100	7,192
Waste Management, Inc.	876,000	27,322
		117,170
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp.	206,300	689
Electrical Equipment - 1.4%
Acuity Brands, Inc.	200,000	5,374
Baldor Electric Co.	187,400	2,625
Belden, Inc.	856,834	11,190
EnerSys (a)	602,252	5,487
General Cable Corp. (a)(e)	102,300	1,684
JA Solar Holdings Co. Ltd. ADR (a)(e)	660,500	1,757
Sunpower Corp. Class B (a)	148,436	3,922
		32,039
Industrial Conglomerates - 0.3%
Tyco International Ltd.	308,425	6,483
Machinery - 1.9%
Accuride Corp. (a)	626,829	232
Badger Meter, Inc.	188,146	4,438
Cummins, Inc.	718,000	17,218
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Dynamic Materials Corp. (e)	137,838	$ 1,673
Ingersoll-Rand Co. Ltd. Class A	283,877	4,602
John Bean Technologies Corp.	17,150	166
Lindsay Corp. (e)	11,000	286
Middleby Corp. (a)(e)	581,771	13,474
Navistar International Corp. (a)	29,100	884
SPX Corp.	19,800	834
Terex Corp. (a)	35,600	422
Thermadyne Holdings Corp. (a)	5,100	18
Timken Co.	7,200	107
		44,354
Marine - 1.1%
Diana Shipping, Inc.	222,100	2,952
Genco Shipping & Trading Ltd. (e)	695,586	10,816
Golden Ocean Group Ltd.	232,800	160
Navios Maritime Holdings, Inc.	3,189,747	11,419
OceanFreight, Inc.	335,400	1,181
		26,528
Trading Companies & Distributors - 0.1%
H&E Equipment Services, Inc. (a)	3,100	21
Houston Wire & Cable Co.	440,405	3,149
		3,170
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	95,400	1,632
TOTAL INDUSTRIALS		340,510
INFORMATION TECHNOLOGY - 6.8%
Communications Equipment - 0.1%
Alcatel-Lucent SA sponsored ADR (a)	152,314	300
Motorola, Inc.	511,300	2,265
		2,565
Computers & Peripherals - 0.5%
EMC Corp. (a)	1,160,700	12,814
Electronic Equipment & Components - 2.2%
Avnet, Inc. (a)	201,400	3,992
Bell Microproducts, Inc. (a)	376,239	339
Benchmark Electronics, Inc. (a)	150,000	1,761
Cogent, Inc. (a)	891,083	10,372
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
DDi Corp. (a)	23,328	$ 79
Flextronics International Ltd. (a)	10,667,146	27,841
Merix Corp. (a)	446,225	161
SMTC Corp. (a)	343,580	182
TTM Technologies, Inc. (a)	923,631	5,569
Viasystems Group, Inc. (a)	213,790	641
Viasystems Group, Inc. (a)(h)	47,440	142
		51,079
Internet Software & Services - 0.2%
DealerTrack Holdings, Inc. (a)	117,818	1,342
VeriSign, Inc. (a)	194,300	3,752
		5,094
IT Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	20,000	917
CACI International, Inc. Class A (a)	152,000	6,863
Cognizant Technology Solutions Corp. Class A (a)	26,400	494
Global Cash Access Holdings, Inc. (a)	591,600	1,603
SAIC, Inc. (a)	326,600	6,447
		16,324
Semiconductors & Semiconductor Equipment - 2.9%
Amkor Technology, Inc. (a)	3,721,719	8,634
Cypress Semiconductor Corp. (a)	541,200	2,441
Intel Corp.	638,700	8,239
ON Semiconductor Corp. (a)	12,128,560	50,576
Spansion, Inc. Class A (a)	2,192,483	147
		70,037
Software - 0.2%
Autodesk, Inc. (a)	236,100	3,910
VMware, Inc. Class A (a)	10,700	221
		4,131
TOTAL INFORMATION TECHNOLOGY		162,044
MATERIALS - 10.5%
Chemicals - 5.0%
Albemarle Corp.	932,494	20,748
Arch Chemicals, Inc.	317,658	7,119
Ashland, Inc.	27,901	224
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Celanese Corp. Class A	4,497,730	$ 47,901
FMC Corp.	39,900	1,780
Georgia Gulf Corp. (e)	1,263,416	1,188
H.B. Fuller Co.	1,270,664	17,751
Nalco Holding Co.	1,108,800	10,877
Phosphate Holdings, Inc. (h)	192,500	1,588
Pliant Corp. (a)	119	0
Solutia, Inc. (a)	298,900	1,169
Texas Petrochemicals, Inc. (a)	93,624	398
W.R. Grace & Co. (a)	1,278,441	7,377
		118,120
Containers & Packaging - 0.5%
Packaging Corp. of America	22,170	315
Rock-Tenn Co. Class A	333,398	10,392
Sealed Air Corp.	22,800	309
Temple-Inland, Inc.	85,950	487
		11,503
Metals & Mining - 4.5%
Cliffs Natural Resources, Inc.	83,673	1,939
Compass Minerals International, Inc.	28,937	1,741
Freeport-McMoRan Copper & Gold, Inc. Class B (e)	3,859,069	97,026
Ormet Corp. (a)	500,000	175
Ormet Corp. (a)(h)	150,000	47
Reliance Steel & Aluminum Co.	150,065	3,321
United States Steel Corp.	120,000	3,604
		107,853
Paper & Forest Products - 0.5%
Domtar Corp. (a)	1,202,800	1,792
Neenah Paper, Inc.	231,700	1,559
Weyerhaeuser Co.	317,600	8,683
		12,034
TOTAL MATERIALS		249,510
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	2,771,132	2,771
PAETEC Holding Corp. (a)	1,965,903	2,654
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (e)	3,736,700	$ 12,032
Windstream Corp.	43,477	377
		17,834
Wireless Telecommunication Services - 2.5%
Centennial Communications Corp. Class A (a)	498,868	4,081
Crown Castle International Corp. (a)	1,341,100	26,178
Rogers Communications, Inc. Class B (non-vtg.)	141,176	3,982
Syniverse Holdings, Inc. (a)	1,914,473	25,960
		60,201
TOTAL TELECOMMUNICATION SERVICES		78,035
UTILITIES - 4.5%
Electric Utilities - 0.1%
Allegheny Energy, Inc.	65,600	2,181
Great Plains Energy, Inc.	7,549	144
		2,325
Gas Utilities - 0.1%
ONEOK, Inc.	103,100	3,013
Independent Power Producers & Energy Traders - 3.5%
AES Corp. (a)	8,737,479	69,113
Calpine Corp. (a)	673,800	4,993
Dynegy, Inc. Class A (a)	648,600	1,369
Mirant Corp. (a)	320,300	5,500
NRG Energy, Inc. (a)	62,300	1,455
		82,430
Multi-Utilities - 0.8%
CMS Energy Corp.	1,632,100	19,177
TOTAL UTILITIES		106,945
TOTAL COMMON STOCKS (Cost $3,949,885)		2,023,485
Preferred Stocks - 0.3%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
El Paso Corp. 4.99%	8,800	$ 6,345
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	41,100	785
TOTAL CONVERTIBLE PREFERRED STOCKS		7,130
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (f)	611	156
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00% (a)	949	3
TOTAL NONCONVERTIBLE PREFERRED STOCKS		159
TOTAL PREFERRED STOCKS (Cost $9,322)		7,289
Corporate Bonds - 7.4%
	Principal Amount (000s)
Convertible Bonds - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
ICO North America, Inc. 7.5% 8/15/09 (h)	$ 4,482	896
Nonconvertible Bonds - 7.3%
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28	2,490	286
7.4% 9/1/25	2,620	314
8.375% 7/15/33	4,380	613
		1,213
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 1.4%
MGM Mirage, Inc.:
6.625% 7/15/15	$ 2,515	$ 1,358
6.75% 9/1/12	1,280	742
6.75% 4/1/13	1,070	610
7.5% 6/1/16	3,575	1,984
7.625% 1/15/17	9,125	4,928
8.375% 2/1/11	7,455	4,175
13% 11/15/13 (f)	8,080	7,272
Six Flags Operations, Inc. 12.25% 7/15/16 (f)	14,626	8,629
Station Casinos, Inc.:
6% 4/1/12	6,660	1,265
7.75% 8/15/16	7,395	1,405
		32,368
Specialty Retail - 0.0%
Sonic Automotive, Inc. 8.625% 8/15/13	2,010	804
TOTAL CONSUMER DISCRETIONARY		34,385
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Smithfield Foods, Inc.:
7% 8/1/11	10,600	8,666
7.75% 7/1/17	650	429
		9,095
ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Chesapeake Energy Corp.:
6.5% 8/15/17	4,415	3,576
6.625% 1/15/16	10,490	8,864
6.875% 1/15/16	8,745	7,455
6.875% 11/15/20	4,580	3,664
El Paso Corp.:
7.75% 1/15/32	7,015	5,437
7.8% 8/1/31	1,535	1,197
Forest Oil Corp.:
7.25% 6/15/19	8,835	7,289
7.25% 6/15/19 (f)	1,265	1,044
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains Exploration & Production Co. 7.75% 6/15/15	$ 6,600	$ 5,973
Range Resources Corp.:
7.25% 5/1/18	440	398
7.5% 10/1/17	5,285	4,902
SandRidge Energy, Inc. 8% 6/1/18 (f)	2,375	1,781
Southwestern Energy Co. 7.5% 2/1/18 (f)	1,930	1,824
		53,404
FINANCIALS - 1.3%
Consumer Finance - 1.1%
Ford Motor Credit Co. LLC 7% 10/1/13	18,000	11,206
GMAC LLC:
6.75% 12/1/14 (f)	1,703	1,107
6.875% 8/28/12 (f)	876	613
7.5% 12/31/13 (f)	14,207	8,098
8% 12/31/18 (f)	12,693	5,077
		26,101
Diversified Financial Services - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (d)	6,400	4,704
TOTAL FINANCIALS		30,805
INDUSTRIALS - 0.1%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(f)	530	11
Northwest Airlines Corp. 10% 2/1/09 (a)	215	2
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	12
		25
Building Products - 0.0%
Owens Corning 7% 12/1/36	885	550
Commercial Services & Supplies - 0.1%
Cenveo Corp. 7.875% 12/1/13	2,170	1,335
TOTAL INDUSTRIALS		1,910
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. 10.125% 12/15/16	$ 6,495	$ 1,104
NXP BV:
7.875% 10/15/14	6,486	1,816
9.5% 10/15/15	7,260	653
		3,573
MATERIALS - 0.3%
Chemicals - 0.1%
Chemtura Corp. 6.875% 6/1/16	4,450	1,424
Georgia Gulf Corp. 9.5% 10/15/14	2,780	417
		1,841
Metals & Mining - 0.2%
Steel Dynamics, Inc. 7.75% 4/15/16 (f)	5,730	4,527
TOTAL MATERIALS		6,368
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.:
6.875% 11/15/28	11,895	6,750
6.9% 5/1/19	8,400	5,628
		12,378
Wireless Telecommunication Services - 0.7%
Digicel Group Ltd. 8.875% 1/15/15 (f)	1,520	1,117
Nextel Communications, Inc. 7.375% 8/1/15	13,160	6,185
Sprint Nextel Corp. 6% 12/1/16	12,345	8,271
		15,573
TOTAL TELECOMMUNICATION SERVICES		27,951
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. 7.75% 10/15/15	6,595	6,133
TOTAL NONCONVERTIBLE BONDS		173,624
TOTAL CORPORATE BONDS (Cost $192,812)		174,520
Floating Rate Loans - 3.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.1%
Visteon Corp. term loan 4.426% 6/13/13 (g)	$ 8,540	$ 1,879
Automobiles - 0.2%
Ford Motor Co. term loan 5% 12/15/13 (g)	10,720	3,859
Hotels, Restaurants & Leisure - 0.2%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.0592% 6/14/13 (g)	741	357
term loan 2.6875% 6/14/14 (g)	8,777	4,235
Venetian Macau Ltd. Tranche B, term loan:
2.66% 5/26/12 (g)	644	367
2.66% 5/26/13 (g)	1,116	636
		5,595
Media - 0.7%
Charter Communications Operating LLC Tranche B 1LN, term loan 3.4421% 3/6/14 (g)	4,987	3,790
Univision Communications, Inc. Tranche 1LN, term loan 2.6594% 9/29/14 (g)	9,155	4,806
VNU, Inc. term loan 3.8835% 8/9/13 (g)	8,857	7,152
		15,748
TOTAL CONSUMER DISCRETIONARY		27,081
CONSUMER STAPLES - 0.2%
Household Products - 0.1%
Huish Detergents, Inc. Tranche B 1LN, term loan 2.23% 4/26/14 (g)	1,322	1,110
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 5.7051% 1/15/12 (g)	4,429	3,277
TOTAL CONSUMER STAPLES		4,387
INDUSTRIALS - 0.6%
Airlines - 0.5%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.5845% 4/30/12 (g)	7,000	5,110
Tranche 2LN, term loan 3.6863% 4/30/14	13,971	6,776
		11,886
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - 0.0%
Oshkosh Co. Tranche B, term loan 2.8862% 12/6/13 (g)	$ 595	$ 411
Trading Companies & Distributors - 0.1%
VWR Funding, Inc. term loan 2.9094% 6/29/14 (g)	3,680	2,686
TOTAL INDUSTRIALS		14,983
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.4%
Flextronics International Ltd.:
Tranche B-A, term loan 3.6811% 10/1/14 (g)	6,973	4,428
Tranche B-A1, term loan 3.3444% 10/1/14 (g)	2,004	1,272
Texas Competitive Electric Holdings Co. LLC Tranche B2, term loan 4.7518% 10/10/14 (g)	4,553	3,176
		8,876
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc. term loan 3.9313% 12/1/13 (g)	34,075	17,549
TOTAL INFORMATION TECHNOLOGY		26,425
MATERIALS - 0.2%
Chemicals - 0.2%
Celanese Holding LLC term loan 2.935% 4/2/14 (g)	2,992	2,454
Georgia Gulf Corp. term loan 7.9106% 10/3/13 (g)	4,688	2,344
		4,798
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Financing, Inc. term loan 3.2546% 3/13/14 (g)	10,000	7,300
TOTAL FLOATING RATE LOANS (Cost $102,325)		84,974
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	99,016,963	99,017
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	40,988,391	40,988
TOTAL MONEY MARKET FUNDS (Cost $140,005)		140,005
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $338)	29,250,000	$ 512
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $4,394,687)		2,430,785
NET OTHER ASSETS - (2.4)%		(57,265)
NET ASSETS - 100%		$ 2,373,520
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,256,000 or 1.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,674,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 8/15/08	$ 4,556
Ormet Corp.	5/14/07	$ 3,263
Phosphate Holdings, Inc.	1/25/08	$ 6,256
Viasystems Group, Inc.	2/13/04	$ 955
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,948
Fidelity Securities Lending Cash Central Fund	772
Total	$ 2,720
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,430,785	$ 2,160,738	$ 267,854	$ 2,193
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 660
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,571)
Cost of Purchases	185
Proceeds of Sales	(1)
Amortization/Accretion	-
Transfer in/out of Level 3	5,920
Ending Balance	$ 2,193

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	0.0%
BBB	0.0%
BB	4.4%
B	4.3%
CCC,CC,C	1.3%
D	0.0%
Not Rated	1.0%
Equities	85.5%
Short-Term Investments and Net Other Assets	3.5%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information
At July 31, 2008, the fund had a capital loss carryforward of approximately $28,399,000 all of which will expire on July 31, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $38,604) - See accompanying schedule: Unaffiliated issuers (cost $4,254,682)	$ 2,290,780
Fidelity Central Funds (cost $140,005)	140,005
Total Investments (cost $4,394,687)		$ 2,430,785
Cash		639
Receivable for investments sold		9,364
Receivable for fund shares sold		9,413
Dividends receivable		592
Interest receivable		5,789
Distributions receivable from Fidelity Central Funds		167
Prepaid expenses		34
Other receivables		2
Total assets		2,456,785

Liabilities
Payable for investments purchased	$ 31,549
Payable for fund shares redeemed	7,874
Accrued management fee	1,300
Distribution fees payable	869
Other affiliated payables	656
Other payables and accrued expenses	29
Collateral on securities loaned, at value	40,988
Total liabilities		83,265

Net Assets		$ 2,373,520
Net Assets consist of:
Paid in capital		$ 5,058,800
Undistributed net investment income		5,912
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(727,267)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,963,925)
Net Assets		$ 2,373,520

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($992,986 ÷ 60,261 shares)	$ 16.48

Maximum offering price per share (100/94.25 of $16.48)	$ 17.49
Class T: Net Asset Value and redemption price per share ($493,975 ÷ 30,444 shares)	$ 16.23

Maximum offering price per share (100/96.50 of $16.23)	$ 16.82
Class B: Net Asset Value and offering price per share ($96,690 ÷ 6,092 shares)A	$ 15.87

Class C: Net Asset Value and offering price per share ($384,784 ÷ 24,275 shares)A	$ 15.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($405,085 ÷ 24,330 shares)	$ 16.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)

Investment Income
Dividends		$ 22,056
Interest		18,344
Income from Fidelity Central Funds		2,720
Total income		43,120

Expenses
Management fee	$ 10,666
Transfer agent fees	4,484
Distribution fees	7,175
Accounting and security lending fees	453
Custodian fees and expenses	27
Independent trustees' compensation	11
Registration fees	181
Audit	35
Legal	12
Miscellaneous	168
Total expenses before reductions	23,212
Expense reductions	(3)	23,209
Net investment income (loss)		19,911
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(698,642)
Foreign currency transactions	(51)
Total net realized gain (loss)		(698,693)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,378,691)
Assets and liabilities in foreign currencies	(23)
Total change in net unrealized appreciation (depreciation)		(2,378,714)
Net gain (loss)		(3,077,407)
Net increase (decrease) in net assets resulting from operations		$ (3,057,496)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2009 (Unaudited)	Eight months ended July 31, 2008	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,911	$ 959	$ 23,767
Net realized gain (loss)	(698,693)	(29,475)	125,656
Change in net unrealized appreciation (depreciation)	(2,378,714)	(144,635)	240,262
Net increase (decrease) in net assets resulting from operations	(3,057,496)	(173,151)	389,685
Distributions to shareholders from net investment income	(15,385)	(19,811)	(1,638)
Distributions to shareholders from net realized gain	-	(116,235)	(10,541)
Total distributions	(15,385)	(136,046)	(12,179)
Share transactions - net increase (decrease)	(54,838)	1,397,922	2,052,798
Total increase (decrease) in net assets	(3,127,719)	1,088,725	2,430,304

Net Assets
Beginning of period	5,501,239	4,412,514	1,982,210
End of period (including undistributed net investment income of $5,912 and undistributed net investment income of $1,386 and undistributed net investment income of $23,634, respectively)	$ 2,373,520	$ 5,501,239	$ 4,412,514

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008 K

2007 M

2006 M

2005 M

2004 M

2003 M

Selected Per-Share Data
Net asset value, beginning of period	$ 36.47	$ 38.60	$ 32.99	$ 28.09	$ 24.67	$ 19.22	$ 11.02
Income from Investment Operations
Net investment income (loss) E	.15	.05	.35 H	.11	.16 I	- J,N,O	(.05)
Net realized and unrealized gain (loss)	(20.02)	(.97)	5.47	4.95	3.69	5.88	8.25
Total from investment operations	(19.87)	(.92)	5.82	5.06	3.85	5.88	8.20
Distributions from net investment income	(.12)	(.23)	(.04)	(.07)	-	-	-
Distributions from net realized gain	-	(.98)	(.17)	(.09)	(.43)	(.43)	-
Total distributions	(.12)	(1.21) Q	(.21)	(.16) P	(.43)	(.43)	-
Net asset value, end of period	$ 16.48	$ 36.47	$ 38.60	$ 32.99	$ 28.09	$ 24.67	$ 19.22
Total Return B, C, D	(54.48)%	(2.42)%	17.74%	18.10%	15.87%	31.15%	74.41%
Ratios to Average Net Assets F, L
Expenses before reductions	1.17% A	1.12% A	1.11%	1.16%	1.20%	1.28%	1.49%
Expenses net of fee waivers, if any	1.17% A	1.12% A	1.11%	1.16%	1.20%	1.28%	1.49%
Expenses net of all reductions	1.17% A	1.12% A	1.11%	1.16%	1.17%	1.26%	1.38%
Net investment income (loss)	1.30% A	.20% A	.93% H	.37%	.62% I	.01% J,O	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 993	$ 2,288	$ 1,719	$ 736	$ 287	$ 92	$ 28
Portfolio turnover rate G	42% A	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .46%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N Amount represents less than $.01 per share. O As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. P Total distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share. Q Total distributions of $1.21 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008 K

2007 M

2006 M

2005 M

2004 M

2003 M

Selected Per-Share Data
Net asset value, beginning of period	$ 35.91	$ 38.00	$ 32.52	$ 27.72	$ 24.36	$ 19.05	$ 10.97
Income from Investment Operations
Net investment income (loss) E	.12	(.01)	.26 H	.04	.09 I	(.07) J, N	(.09)
Net realized and unrealized gain (loss)	(19.70)	(.95)	5.39	4.88	3.64	5.82	8.17
Total from investment operations	(19.58)	(.96)	5.65	4.92	3.73	5.75	8.08
Distributions from net investment income	(.10)	(.14)	-	(.03)	-	-	-
Distributions from net realized gain	-	(.98)	(.17)	(.09)	(.37)	(.44)	-
Total distributions	(.10)	(1.13) P	(.17)	(.12) O	(.37)	(.44)	-
Net asset value, end of period	$ 16.23	$ 35.91	$ 38.00	$ 32.52	$ 27.72	$ 24.36	$ 19.05
Total Return B, C, D	(54.52)%	(2.57)%	17.45%	17.80%	15.53%	30.75%	73.66%
Ratios to Average Net Assets F, L
Expenses before reductions	1.41% A	1.34% A	1.34%	1.40%	1.49%	1.61%	2.09%
Expenses net of fee waivers, if any	1.41% A	1.34% A	1.34%	1.40%	1.49%	1.61%	1.77%
Expenses net of all reductions	1.41% A	1.34% A	1.34%	1.39%	1.45%	1.58%	1.65%
Net investment income (loss)	1.07% A	(.03)% A	.70% H	.14%	.34% I	(.32)% J, N	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 494	$ 1,037	$ 895	$ 480	$ 196	$ 44	$ 16
Portfolio turnover rate G	42% A	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .18%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Total distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share. P Total distributions of $1.13 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008 K

2007 M

2006 M

2005 M

2004 M

2003 M

Selected Per-Share Data
Net asset value, beginning of period	$ 35.10	$ 37.11	$ 31.94	$ 27.32	$ 24.06	$ 18.86	$ 10.89
Income from Investment Operations
Net investment income (loss) E	.06	(.15)	.05 H	(.13)	(.05) I	(.17) J, N	(.17)
Net realized and unrealized gain (loss)	(19.25)	(.93)	5.29	4.81	3.60	5.76	8.14
Total from investment operations	(19.19)	(1.08)	5.34	4.68	3.55	5.59	7.97
Distributions from net investment income	(.04)	-	-	-	-	-	-
Distributions from net realized gain	-	(.93)	(.17)	(.06)	(.29)	(.39)	-
Total distributions	(.04)	(.93) P	(.17)	(.06)O	(.29)	(.39)	-
Net asset value, end of period	$ 15.87	$ 35.10	$ 37.11	$ 31.94	$ 27.32	$ 24.06	$ 18.86
Total Return B, C, D	(54.66)%	(2.93)%	16.79%	17.14%	14.92%	30.13%	73.19%
Ratios to Average Net Assets F, L
Expenses before reductions	1.96% A	1.92% A	1.90%	1.96%	2.01%	2.10%	2.46%
Expenses net of fee waivers, if any	1.96% A	1.92% A	1.90%	1.96%	2.01%	2.10%	2.25%
Expenses net of all reductions	1.95% A	1.92% A	1.90%	1.95%	1.98%	2.08%	2.13%
Net investment income (loss)	.52% A	(.61)% A	.14% H	(.43)%	(.18)% I	(.81)% J,N	(1.07)%
Supplemental Data
Net assets, end of period (in millions)	$ 97	$ 230	$ 227	$ 150	$ 92	$ 37	$ 14
Portfolio turnover rate G	42% A	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (1.03)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Distributions from net realized gain represent $.055 per share. P Distributions from net realized gain represent $.932 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008 K

2007 M

2006 M

2005 M

2004 M

2003 M

Selected Per-Share Data
Net asset value, beginning of period	$ 35.05	$ 37.11	$ 31.91	$ 27.28	$ 24.00	$ 18.80	$ 10.87
Income from Investment Operations
Net investment income (loss) E	.06	(.13)	.07 H	(.10)	(.03) I	(.15) J, N	(.17)
Net realized and unrealized gain (loss)	(19.22)	(.94)	5.30	4.79	3.59	5.75	8.10
Total from investment operations	(19.16)	(1.07)	5.37	4.69	3.56	5.60	7.93
Distributions from net investment income	(.04)	(.01)	-	-	-	-	-
Distributions from net realized gain	-	(.98)	(.17)	(.06)	(.28)	(.40)	-
Total distributions	(.04)	(.99) P	(.17)	(.06) O	(.28)	(.40)	-
Net asset value, end of period	$ 15.85	$ 35.05	$ 37.11	$ 31.91	$ 27.28	$ 24.00	$ 18.80
Total Return B, C, D	(54.65)%	(2.91)%	16.90%	17.20%	14.99%	30.29%	72.95%
Ratios to Average Net Assets F, L
Expenses before reductions	1.92% A	1.85% A	1.84%	1.89%	1.94%	2.02%	2.36%
Expenses net of fee waivers, if any	1.92% A	1.85% A	1.84%	1.89%	1.94%	2.02%	2.25%
Expenses net of all reductions	1.92% A	1.85% A	1.84%	1.88%	1.90%	2.00%	2.14%
Net investment income (loss)	.56% A	(.54)% A	.20% H	(.35)%	(.11)% I	(.73)% J,N	(1.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 385	$ 962	$ 850	$ 413	$ 179	$ 47	$ 21
Portfolio turnover rate G	42% A	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%. J Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been (.95)%. K For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M For the period ended November 30. N As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. O Distributions from net realized gain represent $.055 per share. P Total distributions of $.99 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended January 31, 2009

Years ended July 31,

(Unaudited)

2008 J

2007 L

2006 L

2005 L

2004 L

2003 L

Selected Per-Share Data
Net asset value, beginning of period	$ 36.85	$ 39.01	$ 33.32	$ 28.34	$ 24.85	$ 19.34	$ 11.07
Income from Investment Operations
Net investment income (loss) D	.19	.12	.46 G	.21	.25 H	.07 I, M	(.01)
Net realized and unrealized gain (loss)	(20.24)	(.99)	5.51	4.98	3.71	5.92	8.28
Total from investment operations	(20.05)	(.87)	5.97	5.19	3.96	5.99	8.27
Distributions from net investment income	(.15)	(.31)	(.11)	(.13)	(.03)	-	-
Distributions from net realized gain	-	(.98)	(.17)	(.09)	(.44)	(.48)	-
Total distributions	(.15)	(1.29) O	(.28)	(.21) N	(.47)	(.48)	-
Net asset value, end of period	$ 16.65	$ 36.85	$ 39.01	$ 33.32	$ 28.34	$ 24.85	$ 19.34
Total Return B, C	(54.42)%	(2.26)%	18.06%	18.43%	16.23%	31.60%	74.71%
Ratios to Average Net Assets E, K
Expenses before reductions	.91% A	.85% A	.84%	.87%	.89%	.95%	1.40%
Expenses net of fee waivers, if any	.91% A	.85% A	.84%	.87%	.89%	.95%	1.25%
Expenses net of all reductions	.91% A	.85% A	.83%	86%	.85%	.93%	1.12%
Net investment income (loss)	1.56% A	.47% A	1.21% G	.67%	.94% H	.34% I, M	(.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 405	$ 985	$ 722	$ 203	$ 62	$ 24	$ 6
Portfolio turnover rate F	42% A	22% A	19%	9%	11%	24%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .77%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.04 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .78%. I Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.05 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .12%. J For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended November 30. M As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class. N Total distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share. O Total distributions of $1.29 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of January 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 77,039
Unrealized depreciation	(2,037,676)
Net unrealized appreciation (depreciation)	$ (1,960,637)
Cost for federal income tax purposes	$ 4,391,422

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $880,473 and $724,311, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,819	$ 37
Class T	.25%	.25%	1,673	-
Class B	.75%	.25%	716	537
Class C	.75%	.25%	2,967	964
			$ 7,175	$ 1,538

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 340
Class T	42
Class B*	272
Class C*	168
$ 822

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,913.26
Class T	821.24
Class B	211.29
Class C	763.26
Institutional Class	776.25
	$ 4,484

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $772.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2009	Eight months ended July 31, 2008	Year ended November 30, 2007
From net investment income
Class A	$ 7,368	$ 10,327	$ 923
Class T	3,046	3,392	-
Class B	272	-	-
Class C	1,100	237	-
Institutional Class	3,599	5,855	715
Total	$ 15,385	$ 19,811	$ 1,638

From net realized gain
Class A	$ -	$ 45,096	$ 3,924
Class T	-	23,692	2,503
Class B	-	5,742	806
Class C	-	22,899	2,242
Institutional Class	-	18,806	1,066
Total	$ -	$ 116,235	$ 10,541

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

Shares
	Six months ended January 31, 2009	Eight months ended July 31, 2008	Year ended November 30, 2007
Class A
Shares sold	15,155	26,418	29,461
Reinvestment of distributions	411	1,374	131
Shares redeemed	(18,054)	(9,591)	(7,360)
Net increase (decrease)	(2,486)	18,201	22,232
Class T
Shares sold	8,673	11,305	15,159
Reinvestment of distributions	174	696	71
Shares redeemed	(7,280)	(6,676)	(6,440)
Net increase (decrease)	1,567	5,325	8,790
Class B
Shares sold	702	1,221	2,412
Reinvestment of distributions	14	137	21
Shares redeemed	(1,170)	(918)	(1,021)
Net increase (decrease)	(454)	440	1,412
Class C
Shares sold	3,791	7,689	12,568
Reinvestment of distributions	50	473	50
Shares redeemed	(7,001)	(3,624)	(2,675)
Net increase (decrease)	(3,160)	4,538	9,943
Institutional Class
Shares sold	9,456	13,594	16,169
Reinvestment of distributions	160	481	28
Shares redeemed	(12,002)	(5,870)	(3,772)
Net increase (decrease)	(2,386)	8,205	12,425

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

Dollars
	Six months ended January 31, 2009	Eight months ended July 31, 2008	Year ended November 30, 2007
Class A
Shares sold	$ 379,133	$ 993,479	$ 1,112,890
Reinvestment of distributions	6,815	50,970	4,411
Shares redeemed	(398,616)	(350,863)	(275,333)
Net increase (decrease)	$ (12,668)	$ 693,586	$ 841,968
Class T
Shares sold	$ 190,638	$ 420,190	$ 555,578
Reinvestment of distributions	2,847	25,423	2,360
Shares redeemed	(157,852)	(239,946)	(238,342)
Net increase (decrease)	$ 35,633	$ 205,667	$ 319,596
Class B
Shares sold	$ 17,675	$ 44,601	$ 87,168
Reinvestment of distributions	232	4,879	692
Shares redeemed	(24,957)	(32,245)	(36,506)
Net increase (decrease)	$ (7,050)	$ 17,235	$ 51,354
Class C
Shares sold	$ 91,829	$ 281,143	$ 456,219
Reinvestment of distributions	800	16,861	1,633
Shares redeemed	(140,348)	(126,975)	(95,923)
Net increase (decrease)	$ (47,719)	$ 171,029	$ 361,929
Institutional Class
Shares sold	$ 229,039	$ 512,431	$ 618,313
Reinvestment of distributions	2,670	18,027	941
Shares redeemed	(254,743)	(220,053)	(141,303)
Net increase (decrease)	$ (23,034)	$ 310,405	$ 477,951

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

Fidelity Investments Japan Limited

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSFI-USAN-0309
1.786798.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 3, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 3, 2009
By:	/sChristine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 3, 2009